UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22269

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

National Municipal Opportunities Trust (EOT)

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2021

Eaton Vance

National Municipal Opportunities Trust

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	05/29/2009	2.88%	7.60%	4.00%	5.66%
Fund at Market Price	—	6.95	22.29	5.26	6.96

Bloomberg Municipal Bond Index	—	1.15%	2.63%	3.26%	3.86%

% Premium/Discount to NAV[3]

					7.64%

Distributions[4]

Total Distributions per share for the period					$0.378
Distribution Rate at NAV					3.41%

Taxable-Equivalent Distribution Rate at NAV					5.76
Distribution Rate at Market Price					3.17

Taxable-Equivalent Distribution Rate at Market Price					5.35

% Total Leverage[5]

Residual Interest Bond (RIB) Financing					5.48%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing leverage. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

Effective October 1, 2021, the portfolio managers of the Fund are Cynthia J. Clemson and William J. Delahunty, Jr.

3

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 5.1%
Security	Principal Amount (000’s omitted)	Value

Health Care — 2.4%

Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$5,221,159

Tower Health, 4.451%, 2/1/50	3,280	2,943,242

		$8,164,401

Hospital — 1.3%

CommonSpirit Health, 3.347%, 10/1/29	$795	$855,235

Montefiore Obligated Group, 4.287%, 9/1/50	3,240	3,375,114

		$4,230,349

Insured – Hospital — 0.5%

Toledo Hospital, (AGM), 5.75%, 11/15/38	$1,440	$1,726,136

		$1,726,136

Other — 0.9%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$3,191,635

		$3,191,635

Total Corporate Bonds — 5.1% (identified cost $15,983,689)		$17,312,521

Tax-Exempt Municipal Obligations — 94.8%
Security	Principal Amount (000’s omitted)	Value

Education — 2.3%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$629,121

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	196,734

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):

5.375%, 6/15/38(1)	210	236,653

5.375%, 6/15/48(1)	395	438,604

Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	383,536

District of Columbia, (District of Columbia International School):

5.00%, 7/1/39	185	222,620

5.00%, 7/1/49	185	218,600

District of Columbia, (KIPP DC):

4.00%, 7/1/39	100	113,082

Security	Principal Amount (000’s omitted)	Value

Education (continued)

District of Columbia, (KIPP DC): (continued)

4.00%, 7/1/44	$100	$111,639

4.00%, 7/1/49	135	149,637

District of Columbia, (Rocketship DC Obligated Group):

5.00%, 6/1/56(1)	1,090	1,220,691

5.00%, 6/1/61(1)	355	409,805

Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,166,440

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	489,816

Public Finance Authority, WI, (Roseman University of Health Sciences):

5.00%, 4/1/40(1)	655	779,581

5.00%, 4/1/50(1)	175	205,361

5.50%, 4/1/32	165	168,566

5.75%, 4/1/42	415	423,748

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):

5.00%, 10/15/49	70	80,463

5.00%, 10/15/54	110	126,017

		$7,770,714

Electric Utilities — 3.1%

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$345,423

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,464,897

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,646,130

New York Power Authority, 4.00%, 11/15/60	2,000	2,302,580

		$10,759,030

Escrowed / Prerefunded — 3.0%

Detroit, MI, Sewage Disposal System:

Prerefunded to 7/1/22, 5.00%, 7/1/32	$1,450	$1,502,432

Prerefunded to 7/1/22, 5.25%, 7/1/39	1,405	1,458,404

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,005,570

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	515,235

Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,511,936

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	880,264

Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	2,210	2,219,348

		$10,093,189

4	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 8.8%

Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$6,658,195

Chicago, IL, 5.50%, 1/1/49	5,000	6,092,200

Detroit, MI:

5.50%, 4/1/36	435	544,546

5.50%, 4/1/40	680	843,139

Illinois:

4.25%, 12/1/37	6,000	6,732,600

5.00%, 5/1/36	3,500	3,816,645

Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	404,594

Township High School District No. 203, IL, 2.00%, 12/15/33	2,430	2,489,413

Township of Freehold, NJ:

1.00%, 10/15/29	575	564,029

1.00%, 10/15/30	1,035	999,562

1.00%, 10/15/31	975	928,385

		$30,073,308

Hospital — 10.6%

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	$1,460	$1,603,708

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	178,363

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	703,663

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	760,021

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	340,002

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,000	1,132,000

Illinois Finance Authority, (Presence Health Network):

3.75%, 2/15/34	1,190	1,332,752

4.00%, 2/15/36	2,500	2,829,400

Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,087,030

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	287,088

Massachusetts Development Finance Agency, (Atrius Health):

4.00%, 6/1/49	1,555	1,734,587

5.00%, 6/1/39	255	310,565

Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,181,669

Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 3.00%, 6/1/50	625	658,050

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):

4.00%, 9/1/38	1,000	1,152,610

4.00%, 9/1/39	1,000	1,149,890

4.00%, 9/1/44	1,500	1,705,875

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	$2,000	$3,096,960

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	755,393

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,072,575

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	310	371,532

5.25%, 8/15/43	3,415	4,143,863

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):

5.00%, 11/15/45(2)	3,975	4,657,229

5.00%, 11/15/45	5	5,858

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,834,320

		$36,085,003

Housing — 1.9%

California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(1)	$900	$852,903

CSCDA Community Improvement Authority, CA, Essential Housing Revenue:

2.80%, 3/1/47(1)	300	287,313

3.00%, 12/1/56(1)	315	298,179

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	516,133

New York City Housing Development Corp., NY:

2.35%, 11/1/40	3,635	3,593,597

3.85%, 11/1/42	1,000	1,073,330

		$6,621,455

Industrial Development Revenue — 9.7%

Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,006,500

George L. Smith II Georgia World Congress Center Authority, (Signia Hotel Management, LLC), 4.00%, 1/1/54	475	539,211

Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,810	2,995,095

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	826,094

National Finance Authority, NH, (Covanta):

4.625%, 11/1/42(1)	1,415	1,476,737

(AMT), 4.875%, 11/1/42(1)	1,555	1,629,453

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	602,095

New Jersey Economic Development Authority, (Continental Airlines):

(AMT), 5.125%, 9/15/23	335	349,760

(AMT), 5.25%, 9/15/29	1,900	1,980,788

5	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,560	$3,605,274

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.375%, 10/1/45	2,765	3,209,031

(AMT), 5.00%, 10/1/40	1,640	2,030,861

Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,090,800

Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,045,062

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,630,943

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):

4.50%, 5/1/32(1)	362	389,972

5.25%, 5/1/44(1)	345	399,772

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	170,788

		$32,978,236

Insured – General Obligations — 1.0%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$161,222

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,195,675

		$3,356,897

Insured – Housing — 0.1%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 3.00%, 5/15/51	$90	$93,957

(BAM), 4.00%, 5/15/46	90	104,326

		$198,283

Insured – Lease Revenue / Certificates of Participation — 0.1%

Kentucky State University, Certificates of Participation, (BAM), 4.00%, 11/1/41	$250	$292,907

		$292,907

Insured – Other Revenue — 0.4%

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/38	$390	$421,298

(AGM), 3.00%, 3/1/49	840	883,411

		$1,304,709

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.8%

Miami-Dade County, FL, Professional Sports Franchise Facilities:

(AGC), 6.875%, 10/1/34	$4,000	$5,707,200

(AGC), 7.00%, 10/1/39	6,000	8,590,380

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	342,355

Tolomato Community Development District, FL:

(AGM), 3.75%, 5/1/39	720	794,657

(AGM), 3.75%, 5/1/40	860	947,548

		$16,382,140

Insured – Transportation — 8.2%

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$753,338

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(2)	6,225	7,187,634

New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	5,151,694

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AGM), (AMT), 4.00%, 7/1/35	460	498,332

(AGM), (AMT), 4.00%, 7/1/37	1,295	1,399,843

North Carolina Turnpike Authority, (Triangle Expressway System):

(AGC), 0.00%, 1/1/35	4,000	3,133,160

(AGC), 0.00%, 1/1/36	13,000	9,877,010

		$28,001,011

Lease Revenue / Certificates of Participation — 1.8%

New Jersey Economic Development Authority, (School Facilities Construction):

5.00%, 6/15/43	$740	$905,834

5.00%, 6/15/44	4,260	5,243,847

		$6,149,681

Other Revenue — 1.6%

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	$390	$462,922

Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 6/15/52(3)	2,000	2,240,900

Military Installation Development Authority, UT, 4.00%, 6/1/52	500	507,885

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	715,509

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,715,100

		$5,642,316

Senior Living / Life Care — 11.0%

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$3,622,614

6	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):

5.00%, 7/15/37	$850	$935,059

5.00%, 7/15/42	700	766,101

California Public Finance Authority, (Enso Village), Green Bonds:

2.375%, 11/15/28(1)	135	136,508

5.00%, 11/15/56(1)	140	159,825

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	137,810

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	824,601

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	200,338

Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/41(1)	625	696,812

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):

5.75%, 1/1/28	165	174,116

6.375%, 1/1/33	345	364,851

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):

5.125%, 11/15/32	300	312,498

5.25%, 11/15/37	275	286,193

Iowa Finance Authority, (Lifespace Communities, Inc.):

4.125%, 5/15/38	1,500	1,653,345

5.00%, 5/15/55	510	590,213

Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group):

5.00%, 11/15/39	1,800	2,122,596

6.125%, 11/15/26	500	503,355

6.50%, 11/15/31	1,600	1,611,408

Massachusetts Development Finance Agency, (Linden Ponds, Inc.):

5.00%, 11/15/33(1)	470	527,194

5.00%, 11/15/38(1)	310	344,611

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,789,821

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	525	553,056

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,636,392

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(1)	265	277,839

5.625%, 7/1/46(1)	360	380,509

5.75%, 7/1/54(1)	780	826,324

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):

5.00%, 1/1/31	$1,235	$1,340,877

5.00%, 1/1/32	1,295	1,403,935

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):

5.00%, 7/1/32	80	91,006

5.00%, 7/1/33	50	56,806

5.00%, 7/1/34	55	62,406

5.00%, 7/1/39	175	197,299

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	605	702,399

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/39	550	578,985

7.50%, 6/1/49	2,560	2,696,781

Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	690,637

South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	100	101,128

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,577,236

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

4.00%, 12/1/38(3)	535	592,117

4.00%, 12/1/46(3)	500	542,115

4.00%, 12/1/56(3)	425	453,883

6.00%, 12/1/32	255	257,331

6.25%, 12/1/42	735	742,005

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	998,082

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,153,470

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,377,493

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	342,460

		$37,392,440

Special Tax Revenue — 1.9%

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$157,746

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,759,845

New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,469,880

		$6,387,471

7	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.4%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$1,445	$1,488,133

		$1,488,133

Transportation — 23.4%

Atlanta, GA, Airport Revenue:

(AMT), 4.00%, 7/1/37	$2,550	$2,936,044

(AMT), 4.00%, 7/1/38	5,000	5,744,200

Central Texas Regional Mobility Authority, 5.00%, 1/1/45	750	857,490

Chicago, IL, (O’Hare International Airport):

(AMT), 5.00%, 1/1/25	1,345	1,419,661

(AMT), 5.00%, 1/1/26	1,140	1,203,281

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

5.25%, 11/1/30	1,125	1,238,108

5.25%, 11/1/31	1,735	1,908,674

Delaware River and Bay Authority of Delaware and New Jersey:

4.00%, 1/1/44(2)	2,125	2,438,437

4.00%, 1/1/44	10	11,475

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	2,590	2,820,173

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	944,073

Hawaii, Airports System Revenue:

(AMT), 5.00%, 7/1/41	1,065	1,220,075

(AMT), 5.00%, 7/1/43(2)	3,750	4,549,312

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,244,040

Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,569,524

Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,848,654

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/37	265	315,202

(AMT), 4.00%, 10/1/38	335	397,029

(AMT), 4.00%, 10/1/41	265	310,667

(AMT), 4.00%, 10/1/51	1,470	1,700,070

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,376,038

New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	12,976,600

New Jersey Turnpike Authority, 4.00%, 1/1/51	1,500	1,737,855

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	881,393

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,358,458

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	6,000	7,301,340

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	$6,400	$7,139,648

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	140	162,229

4.00%, 12/31/38	260	300,578

4.00%, 12/31/39	135	155,687

5.00%, 12/31/35	180	225,652

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,861,988

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/38	850	458,932

5.00%, 8/15/42	445	497,830

Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,784,535

		$79,894,952

Water and Sewer — 0.7%

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$2,317,986

		$2,317,986

Total Tax-Exempt Municipal Obligations — 94.8% (identified cost $279,884,740)		$323,189,861

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.5%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$1,685	$1,771,862

		$1,771,862

General Obligations — 1.2%

Chicago, IL:

7.375%, 1/1/33	$1,750	$2,282,350

7.781%, 1/1/35	1,400	1,941,506

		$4,223,856

8	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.3%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,547,080

		$4,547,080

Insured – Housing — 0.9%

Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$1,664,386

Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	1,500	1,576,395

		$3,240,781

Insured – Special Tax Revenue — 0.4%

Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$1,202,143

		$1,202,143

Special Tax Revenue — 0.6%

American Samoa Economic Development Authority:

2.47%, 9/1/24(1)	$525	$527,672

3.72%, 9/1/27(1)	1,370	1,382,042

		$1,909,714

Transportation — 0.5%

Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,583,490

		$1,583,490

Total Taxable Municipal Obligations — 5.4% (identified cost $16,556,612)		$18,478,926

Total Investments — 105.3% (identified cost $312,425,041)		$358,981,308

Other Assets, Less Liabilities — (5.3)%		$(18,207,273)

Net Assets — 100.0%		$340,774,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%

Illinois	15.0%

Others, representing less than 10% individually	69.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 15.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $35,249,626 or 10.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

9	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Investments, at value (identified cost, $312,425,041)	$358,981,308

Cash	460,588

Interest receivable	4,252,090

Receivable for investments sold	910,000

Receivable for Fund shares sold	152,493

Receivable from the transfer agent	11,441

Total assets	$364,767,920

Liabilities

Payable for floating rate notes issued	$19,740,331

Payable for when-issued securities	3,893,602

Payable to affiliate:

Investment adviser and administrative fee	179,396

Interest expense and fees payable	37,581

Accrued expenses	142,975

Total liabilities	$23,993,885

Net Assets	$340,774,035

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$155,033

Additional paid-in capital	295,647,896

Distributable earnings	44,971,106

Net Assets	$340,774,035

Common Shares Outstanding	15,503,278

Net Asset Value

Net assets ÷ common shares issued and outstanding	$21.98

10	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest	$7,079,148

Total investment income	$7,079,148

Expenses

Investment adviser and administrative fee	$1,093,021

Trustees’ fees and expenses	8,818

Custodian fee	44,519

Transfer and dividend disbursing agent fees	9,178

Legal and accounting services	36,961

Printing and postage	25,636

Interest expense and fees	69,958

Miscellaneous	41,433

Total expenses	$1,329,524

Net investment income	$5,749,624

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$226,595

Net realized gain	$226,595

Change in unrealized appreciation (depreciation) —

Investments	$3,556,762

Net change in unrealized appreciation (depreciation)	$3,556,762

Net realized and unrealized gain	$3,783,357

Net increase in net assets from operations	$9,532,981

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$5,749,624	$11,943,316

Net realized gain (loss)	226,595	(1,456,097)

Net change in unrealized appreciation (depreciation)	3,556,762	19,641,721

Net increase in net assets from operations	$9,532,981	$30,128,940

Distributions to shareholders	$(5,828,847)	$(11,699,462)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$3,822,381	$403,249

Reinvestment of distributions	69,319	24,504

Net increase in net assets from capital share transactions	$3,891,700	$427,753

Net increase in net assets	$7,595,834	$18,857,231

Net Assets

At beginning of period	$333,178,201	$314,320,970

At end of period	$340,774,035	$333,178,201

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Financial Highlights

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$21.730		$20.530	$21.090	$21.320	$21.700	$22.890

Income (Loss) From Operations

Net investment income(1)	$0.373		$0.780	$0.835	$0.955	$0.986	$1.016

Net realized and unrealized gain (loss)	0.249		1.183	(0.412)	(0.057)	(0.213)	(0.969)

Total income from operations	$0.622		$1.963	$0.423	$0.898	$0.773	$0.047

Less Distributions

From net investment income	$(0.378)		$(0.764)	$(0.841)	$(1.021)	$(1.031)	$(1.030)

From net realized gain	—		—	(0.078)	(0.107)	(0.122)	(0.207)

Tax return of capital	—		—	(0.065)	—	—	—

Total distributions	$(0.378)		$(0.764)	$(0.984)	$(1.128)	$(1.153)	$(1.237)

Premium from common shares sold through shelf offering (see Note 5)(1)	$0.006		$0.001	$0.001	$—	$—	$—

Net asset value — End of period	$21.980		$21.730	$20.530	$21.090	$21.320	$21.700

Market value — End of period	$23.660		$22.500	$19.500	$21.120	$20.670	$21.520

Total Investment Return on Net Asset Value(2)	2.88	%(3)	9.87%	1.90%	4.54%	3.59%	0.29%

Total Investment Return on Market Value(2)	6.95	%(3)	19.77%	(3.35)%	7.98%	1.27%	2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$340,774		$333,178	$314,321	$321,241	$324,587	$330,183

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.74	%(4)	0.73%	0.75%	0.76%	0.76%	0.75%

Interest and fee expense(5)	0.04	%(4)	0.05%	0.17%	0.22%	0.20%	0.16%

Total expenses	0.78	%(4)	0.78%	0.92%	0.98%	0.96%	0.91%

Net investment income	3.35	%(4)	3.67%	3.88%	4.55%	4.52%	4.50%

Portfolio Turnover	4	%(3)	13%	44%	17%	17%	11%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Municipal Opportunities Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide current income exempt from regular federal income tax. The Trust will, as a secondary investment objective, seek to achieve capital appreciation.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while

14

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at September 30, 2021. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2021, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $19,740,331 and $29,236,456 respectively. The range of interest rates on the Floating Rate Notes outstanding at September 30, 2021 was 0.08% to 0.15%. For the six months ended September 30, 2021, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $21,302,951 and 0.66%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of September 30, 2021.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2021, the Trust, for federal income tax purposes, had deferred capital losses of $3,457,449 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2021, $2,738,559 are short-term and $718,890 are long-term.

15

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,795,907

Gross unrealized appreciation	$48,828,560

Gross unrealized depreciation	(383,490)

Net unrealized appreciation	$48,445,070

3  Investment Adviser and Administrative Fee and Other Transactions with Affiliates

The investment adviser and administrative fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate as a percentage of the Trust’s average daily gross assets as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1.5 billion	0.60%

Over $1.5 billion	0.59%

Gross assets, as defined in the Trust’s investment advisory and administrative agreement with EVM, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. For purposes of this calculation, gross assets represent net assets plus the amount payable by the Trust to floating-rate note holders. For the six months ended September 30, 2021, the investment adviser and administrative fee incurred by the Trust and the effective annual rate, as a percentage of average daily gross assets, were $1,093,021 and 0.60%, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,854,380 and $12,410,182, respectively, for the six months ended September 30, 2021.

5  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended September 30, 2021 and year ended March 31, 2021 were 3,110 and 1,129, respectively.

Pursuant to a registration statement filed with and declared effective on November 26, 2019 by the SEC, the Trust is authorized to issue up to an additional 1,142,873 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended September 30, 2021 and year ended March 31, 2021, the Trust sold 167,480 and 18,175 common shares, respectively, and received proceeds (net of offering costs) of $3,822,381 and $403,249, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $99,993 and $8,210 for the six months ended September 30, 2021 and year ended March 31, 2021, respectively. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended September 30, 2021 and year ended March 31, 2021 were $7,722 and $815, respectively.

16

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended September 30, 2021 and year ended March 31, 2021.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$17,312,521	$—	$17,312,521

Tax-Exempt Municipal Obligations	—	323,189,861	—	323,189,861

Taxable Municipal Obligations	—	18,478,926	—	18,478,926

Total Investments	$—	$358,981,308	$—	$358,981,308

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

17

Eaton Vance

National Municipal Opportunities Trust

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

19

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7765    9.30.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Fund. Cynthia J. Clemson and William J. Delahunty, Jr. are responsible for the overall and day-to-day management of the Fund’s investments.

Ms. Clemson is a Vice President of EVM, is Co-Director of Municipal Investments and has been a portfolio manager of the Fund since May 2009. She has managed other Eaton Vance portfolios for more than five years. Mr. Delahunty is a Vice President of EVM and has been a portfolio of the Fund since October 2021. He has been employed by EVM for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of September 30, 2021, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	11	$4,945.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$282.4	0	$0
William J. Delahunty, Jr. (1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)	As of September 30, 2021. Mr. Delahunty became a portfolio manager effective October 1, 2021.

The following table shows, as of September 30, 2021, the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
Cynthia J. Clemson	None

William J. Delahunty(1)	None

(1)	As of September 30, 2021.

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of restricted shares of Morgan Stanley stock that are subject to a fixed vesting and distribution schedule. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the December 31st fiscal year end of Morgan Stanley.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to the Sharpe ratio, which uses standard deviation and excess return to determine reward per unit of risk. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 22, 2021